Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($) rental_review	Mar. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Number of yearly rental reviews for leases over 5 years | rental_review	5
Deferred Rent | $	$ 4,348	$ 2,110
Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	5 years
Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	10 years